Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maximum Exposure to Credit Risk for Financial Assets
	As at December 31,
	2022	2021
	$ Thousands
	Carrying amount
Cash and cash equivalents	535,171	474,544
Short-term and long-term deposits and restricted cash	61,136	21,692
Trade receivables and other assets	122,797	97,580
Short-term and long-term derivative instruments	16,730	9,103
Other investments	344,780	-
	1,080,614	602,919

Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region
	As at December 31,
	2022	2021
	$ Thousands
Israel	67,177	56,632
Other regions	6,723	6,011
	73,900	62,643

Schedule of Aging of Trade Receivables
	As at December 31
	2022	2021
	$ Thousands
Not past due nor impaired	73,900	62,643

Schedule of f debt securities
	For the year ended December 31,
	2022	2021	2020
	$ Thousands
Impairment loss on debt securities at FVOCI	732	-	-

Schedule of Anticipated Repayment Dates of the Financial Liabilities
	As at December 31, 2022
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	95,036	95,036	95,036	-	-	-
Other current liabilities	17,681	17,681	17,681	-	-	-
Lease liabilities including interest payable *	37,570	46,938	17,812	2,855	6,756	19,515
Debentures (including interest payable) *	526,771	588,997	22,413	66,467	223,939	276,178
Loans from banks and others including interest *	640,348	793,946	44,142	74,438	172,343	503,023

	1,317,406	1,542,598	197,084	143,760	403,038	798,716

*	Includes current portion of long-term liabilities.

	As at December 31, 2021
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	136,505	136,505	136,505	-	-	-
Other current liabilities	204,686	204,686	204,686	-	-	-
Lease liabilities including interest payable *	33,395	38,375	19,492	2,602	6,232	10,049
Debentures (including interest payable) *	586,600	669,883	21,326	24,431	236,364	387,762
Loans from banks and others including interest *	628,293	772,875	44,244	70,895	325,201	332,535

Financial liabilities – hedging instruments
Forward exchange rate contracts	5,014	6,368	6,230	138	-	-
Other forward exchange rate contracts	1,199	1,790	1,790	-	-	-

	1,595,692	1,830,482	434,273	98,066	567,797	730,346

*	Includes current portion of long-term liabilities.

Disclosure Of Exposure Foreign Currency Risk Non Hedging Derivative Financial Instruments Explanatory

The Group has no exposure to foreign currency risk in respect of non-hedging derivative financial instruments in 2022, relevant information for 2021 is as follows:

	As at December 31, 2021
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	3,135	9,746	2022	3
Forward contracts on exchange rates	EURO	NIS	4,929	18,571	2022	(1,199)
Call options on foreign currency	Dollar	NIS	17,828	67,231	2022	4

The Group’s exposure to foreign currency risk in respect of non‑hedging derivative financial instruments is as follows:

	As at December 31, 2022
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	5,566	18,912	2023	641

	As at December 31, 2021
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	33,333	109,259	2022-2023	(5,014)

Disclosure Of Detailed Information About Exposure To Index Risk With Respect To Derivative Instruments Explanatory
	As at December 31, 2022
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	89,619	9,353

	As at December 31, 2021
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	107,598	7,369

Disclosure Of Detailed Information About Exposure To Cpi And Foreign Currency Risks Explanatory
	As at December 31, 2022
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	165,186	-	1,102
Short-term deposits and restricted cash	35,695	-	-
Trade receivables	10,007	-	-
Other current assets	58,006	-	212
Long-term deposits and restricted cash	15,146	-	-
Total financial assets	284,040	-	1,314

Trade payables	36,669	-	14,734
Other current liabilities	20,930	5,494	640
Loans from banks and others and debentures	583,651	414,071	-
Total financial liabilities	641,250	419,565	15,374

Total non-derivative financial instruments, net	(357,210)	(419,565)	(14,060)
Derivative instruments	-	9,353	-
Net exposure	(357,210)	(410,212)	(14,060)

	As at December 31, 2021
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	159,838	-	1,329
Short-term deposits and restricted cash	179	-	50
Trade receivables	56,632	-	81
Other current assets	1,308	-	4
Long-term deposits and restricted cash	21,463	-	-
Total financial assets	239,420	-	1,464

Trade payables	59,381		11,842
Other current liabilities	23,536	7,044	190
Loans from banks and others and debentures	592,102	459,732	-
Total financial liabilities	675,019	466,776	12,032

Total non-derivative financial instruments, net	(435,599)	(466,776)	(10,568)
Derivative instruments	-	7,369	(1,199)
Net exposure	(435,599)	(459,407)	(11,767)

Schedule of Sensitivity Analysis
	As at December 31, 2022
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	(7,375)	(3,687)	3,687	7,375
Shekel/EUR	(1,094)	(547)	547	1,094

	As at December 31, 2022
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(6,306)	(3,153)	3,153	6,306

	As at December 31, 2021
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	(9,219)	(4,609)	4,609	9,219
Shekel/EUR	(728)	(364)	364	728

	As at December 31, 2021
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(6,639)	(3,320)	3,320	6,201

Schedule of Type of Interest Borne by Financial Instruments
	As at December 31,
	2022	2021
	Carrying amount
	$ Thousands
Fixed rate instruments
Financial assets	549,467	16,137
Financial liabilities	(837,698)	(941,733)
	(288,231)	(925,596)

Variable rate instruments
Financial assets	4,827	55,033
Financial liabilities	(324,887)	(267,882)
	(320,060)	(212,849)

Disclosure Of Detailed Information About Increased Decreased Profit And Loss Before Tax By Amounts Explanatory
	As at December 31, 2022
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	(3,201)	3,201

	As at December 31, 2021
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	(2,128)	2,128

Schedule of sensitive analysis for change in LIBOR interest rate
	As at December 31, 2022
	1.5% decrease	1.0% decrease	1.0% increase	1.5% increase
	$ Thousands

Long-term loans (US LIBOR)	1,357	904	(904)	(1,357)
Interest rate swaps (US LIBOR)	(959)	(638)	638	959

Schedule of derivative financial instruments used for hedging
		As at December 31, 2022
	Linkage receivable	Interest rate	Expiration date	Amount of the linked reserve	Fair value
				$ Thousands

Interest rate swaps	USD LIBOR interest	0.93%	2030	62,256	6,734

Schedule of Carrying Amount and Fair Value of Financial Instrument Groups
	As at December 31, 2022
	Carrying amount	Fair value
Assets	$ Thousands
Other investments	344,780	344,780

Liabilities
Non-convertible debentures	526,771	492,714
Long-term loans from banks and others (excluding interest)	516,195	528,011
Loans from non-controlling interests	124,153	113,673

	As at December 31, 2021
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	586,600	642,077
Long-term loans from banks and others (excluding interest)	488,455	545,806
Loans from non-controlling interests	138,050	141,596

Disclosure Of Detailed Information About Valuation Techniques Used In Measuring Level 2 Fair Values Explanatory
Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Long-term investment (Qoros)	The Group assessed the fair value of the long-term investment (Qoros) using the present value of the expected cash flows.	The likelihood of expected cash flows.	The estimated fair value would increase if the likelihood of expected cash flows increase.